UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle R. Clayman
Title:	      Manager
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle R. Clayman 	New York, New York	May 5, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        70

Form 13F Information Table Value Total:  $990350


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105     1976    97300 SH       SOLE                    13000             84300
AES Corp.                      COM              00130H105    32797   416470 SH       SOLE                   195020            221450
Alltel Corp                    COM              020039103     6379   100850 SH       SOLE                    37150             63700
Altera Corporation             COM              021441100    42836   479960 SH       SOLE                   205860            274100
American Power Conversion      COM              029066107    50337  1174050 SH       SOLE                   560450            613600
Amgen Inc                      COM              031162100    32833   534950 SH       SOLE                   265600            269350
Applied Materials              COM              038222105    10311   109400 SH       SOLE                    71600             37800
Atmel Corp                     COM              049513104     9871   191200 SH       SOLE                    89800            101400
Belden Inc.                    COM              077459105     1584    57600 SH       SOLE                    57600
BellSouth Corporation          COM              079860102    12722   271400 SH       SOLE                   154800            116600
Black Box Corporation          COM              091826107     7535   108840 SH       SOLE                    35440             73400
Blyth Industries Inc.          COM              09643P108     1164    42600 SH       SOLE                                      42600
Bristol Meyers Squibb          COM              110122108      383     6600 SH       SOLE                                       6600
CNF Transportation             COM              12612W104     7636   275160 SH       SOLE                   130460            144700
Cable Design Tech CP -CL       COM              126924109     9159   269880 SH       SOLE                    86780            183100
Calpine Corporation            COM              131347106    32322   343850 SH       SOLE                   148550            195300
CenturyTel Inc                 COM              156700106    24449   658570 SH       SOLE                   334770            323800
Cisco Systems Inc              COM              17275R102    18354   237400 SH       SOLE                   152400             85000
Citigroup Inc                  COM              172967101     1567    26173 SH       SOLE                    26173
Computer Assoc Int'l           COM              204912109      595    10050 SH       SOLE                                      10050
Conectiv Inc.                  COM              206829103     1050    60000 SH       SOLE                                      60000
Countrywide Credit Ind Inc     COM              222372104    11779   432250 SH       SOLE                   176750            255500
DTE Energy Company             COM              233331107    13875   475360 SH       SOLE                   205760            269600
Dallas Semiconductor Corp.     COM              235204104     3325    91100 SH       SOLE                    53800             37300
Dollar Tree Stores             COM              256747106     1772    34000 SH       SOLE                                      34000
EMC Corp/Mass                  COM              268648102    40508   321490 SH       SOLE                   159590            161900
Edwards A.G. Inc               COM              281760108    16845   421130 SH       SOLE                   163330            257800
Electronics for Imaging        COM              286082102    20049   334150 SH       SOLE                   147650            186500
Equifax Inc.                   COM              294429105     1689    66900 SH       SOLE                    16200             50700
Express Scripts Inc-Cl A       COM              302182100    13518   321850 SH       SOLE                   151950            169900
Exxon Mobil                    COM              30231G102     1389    17822 SH       SOLE                    17822
Franklin Resources             COM              354613101     9189   274820 SH       SOLE                   135820            139000
Furniture Brands Intl Inc      COM              360921100    15847   842370 SH       SOLE                   392670            449700
General Mills                  COM              370334104    16462   454900 SH       SOLE                   214600            240300
Gillette Co                    COM              375766102    10843   287700 SH       SOLE                   123000            164700
Health Management              COM              421933102    13795   968077 SH       SOLE                   411539            556538
Jones Apparel Group Inc        COM              480074103    24977   789800 SH       SOLE                   362900            426900
Kemet Corp                     COM              488360108     8264   130650 SH       SOLE                    59850             70800
Knight-Ridder Inc              COM              499040103    14923   291190 SH       SOLE                   110390            180800
Lear Corporation               COM              521865105    10706   380650 SH       SOLE                   150650            230000
Lehman Brothers Holdings       COM              524908100    11902   122700 SH       SOLE                    37100             85600
Linear Technology Corp.        COM              535678106     2299    41800 SH       SOLE                    41800
Lowes Co                       COM              548661107    21616   370290 SH       SOLE                   181790            188500
Mattel Inc.                    COM              577081102     4828   459851 SH       SOLE                   125215            334636
Maxim Integrated Products      COM              57772K101    43142   607100 SH       SOLE                   246100            361000
Merrill Lynch & Co. Inc.       COM              590188108    11497   109500 SH       SOLE                    72100             37400
Microsoft Corp                 COM              594918104    10891   102500 SH       SOLE                    63700             38800
Navistar International         COM              63934E108     2855    71160 SH       SOLE                    40960             30200
Omnicom Group Inc              COM              681919106    27250   291050 SH       SOLE                   146500            144550
OutBack Steakhouse Inc         COM              689899102    17902   558350 SH       SOLE                   242250            316100
Phillips Petroleum             COM              718507106     5078   109800 SH       SOLE                    46600             63200
Praxair Inc                    COM              74005P104    14616   351140 SH       SOLE                   148590            202550
Remedy Corp                    COM              759548100    16169   383830 SH       SOLE                   151130            232700
SLM Holding Corp               COM              78442A109    12640   379450 SH       SOLE                   185800            193650
Safeway Inc                    COM              786514208    22217   490990 SH       SOLE                   244790            246200
Sanmina Corp.                  COM              800907107    26616   393940 SH       SOLE                   119140            274800
Schering Plough Corp           COM              806605101    15294   411950 SH       SOLE                   198950            213000
Sealed Air Corporation         COM              81211K100    13053   240340 SH       SOLE                    95590            144750
Solectron Corp.                COM              834182107    12086   301200 SH       SOLE                   189200            112000
Southdown Inc                  COM              841297104    19034   321250 SH       SOLE                   151050            170200
TJX Companies                  COM              872540109    14135   637072 SH       SOLE                   283072            354000
Tommy Hilfiger Corp            COM              G8915Z102     5551   382800 SH       SOLE                   172700            210100
Tosco Corporation              COM              891490302     2187    71400 SH       SOLE                    14200             57200
Union Carbide Corp Hldg        COM              905581104    16943   290560 SH       SOLE                   127060            163500
Veritas Software Corp          COM              923436109    34975   266987 SH       SOLE                   119987            147000
Vishay Intertechnology Inc     COM              928298108     9051   162720 SH       SOLE                    73520             89200
Wal Mart Stores Inc            COM              931142103    10303   182350 SH       SOLE                   120300             62050
Watson Pharmaceuticals Inc     COM              942683103    15790   397860 SH       SOLE                   165460            232400
Wellpoint Health Networks Inc  COM              94973H108    14608   209060 SH       SOLE                    88160            120900
Xilinx Inc.                    COM              983919101      207     2500 SH       SOLE                                       2500